STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 13 - STOCKHOLDERS' EQUITY

Authorized Stock

The Company has authorized to issue is 75,000,000 common shares with a par value of $0.001 per share.

As of March 31, 2018 and December 31, 2017, there were 23,951,252 and 23,901,252 shares of the Company’s common stock issued and outstanding, respectively.

Common Share Issuances

On January 24, 2018, the Company issued 50,000 common stock shares at $1.48 per share for consulting services to be performed over a one year period. The total value of this issuance was $74,000 and as of March 31, 2018, $42,945 is included in prepaid expenses and other assets.

Stock Payable

On February 20, 2018, the Company entered into a Consulting Agreement (“Agreement”) with an individual (“Consultant”) to provide strategic marketing and development advisory services. In consideration for the Consultant’s services provided, the Company shall grant 250,000 restricted common stock shares at $1.10 price per share over a six month period, where 250,000 restricted common stock shares vesting immediately. As the Company did not issue the 250,000 restricted common stock shares before the three months period ended March 31, 2018, the Company recorded a stock payable of $275,000. As of March 31, 2018, $215,746 is included in prepaid expenses and other assets.

On February 23, 2018, (the “Effective Date”) the Company entered into a Consulting Agreement (“Agreement”) with Liviakis Financial Communications, Inc. (“Consultant”) to perform services in investors’ communication and public relations with existing and prospective shareholders, brokers, dealers and other investment professionals with respect to the Company’s current and proposed activities. The term of the Agreement is for 30 months from the Effective Date and the Company shall compensate the Consultant’s services by issuing 1,000,000 restricted common stock shares of the Company at price per share of $0.97. As of the date of the Company’s filing of its Form 10-Q for the three months period March 31, 2018, the Company has not yet issued these restricted common stock shares. Thus, the Company recorded a stock payable of $970,000. As of March 31, 2018, $930,720 is included in prepaid expenses and other assets.

Authorized Stock

The Company has authorized to issue is 75,000,000 common shares with a par value of $0.001 per share.

As of December 31, 2017 and December 31, 2016, there were 23,901,252 and 23,336,673 shares of the Company’s common stock issued and outstanding, respectively.

Common Share Issuances

On April 7, 2017, the Company issued 14,579 common stock shares at $6.86 per share for consulting services to be performed over a one year period. The total value of this issuance was $100,000 and as of December 31, 2017, $26,575 is included in prepaid expenses and other assets.

On April 24, 2017, the Company issued 100,000 common stock shares at $7.00 per share for consulting services to be performed over a six month period. The total value of this issuance was $700,000.

On May 18, 2017, the Company issued 300,000 common stock shares at $2.10 per share for consulting services to be performed over a one year period. The total value of this issuance was $630,000 and as of December 31, 2017, $39,699 is included in prepaid expenses and other assets.

On August 21, 2017, the Company issued 100,000 common stock shares at $5.30 per share for consulting services to be performed over a four month period. The total value of this issuance was $530,000.

On October 15, 2017, the Company issued 50,000 common stock shares at $4.90 per share for consulting services to be performed over a one year period. The total value of this issuance was $245,000 and as of December 31, 2017, $192,644 is included in prepaid expenses and other assets.

Stock Payable

On December 14, 2017, the Company issued a $100,000 convertible promissory note to a company due June 14, 2018. In connection with issuance of this convertible promissory note, the Company is to issue 150,000 common stock shares at $2.05 per share per the terms of the convertible promissory note. As of December 31, 2017, the Company has not yet issued these common stock shares and thus the Company recorded a stock payable for $307,500.

On October 15, 2017, the Company entered into a Consulting Agreement (“Agreement”) with an individual (“Consultant”) to provide business development advisory services. In consideration for the Consultant’s services provided, the Company shall grant 100,000 common stock shares, where 50,000 common stock shares shall be issued on October 15, 2017 and the remaining 50,000 common stock shares shall be granted to the Consultant within 90 days of execution of the Agreement. The Company issued 50,000 common stock shares at $4.90 per share for consulting services to be performed over a one year period on October 15, 2017. As the Company did not issue the remaining 50,000 common stock shares before the year ended December 31, 2017, the Company recorded a stock payable of $16,667, which is included in consulting expenses.